CASH AND CASH EQUIVALENTS (Details 2) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Statement [Line Items]
Opening balance		$ 6,070,617		$ 6,604,093
Cash Flow Borrowings Obtained		2,304,939		1,695,525		$ 2,126,607
Cash Flow Borrowings Paid		(894,766)		(2,132,898)		(1,118,156)
Cash Flow Commissions paid		(87,266)		11,163	[1]
Cash Flow Interest paid		(330,979)		(332,868)
Cash Flow Obtention (payment) of collateral		69,160
Accrued Interest		352,298		321,430
Exchange rate difference		335,240		(159,471)
Changes in fair value		(183,824)		99,217
Other movements		12,339		(35,574)	[2]
Closing balance		7,647,758		6,070,617		6,604,093
Borrowings from banks [member]
Statement [Line Items]
Opening balance		1,151,023		1,499,051
Cash Flow Borrowings Obtained		961,136		1,303,663
Cash Flow Borrowings Paid		(850,800)		(1,582,810)
Cash Flow Commissions paid		(87,202)		0	[1]
Cash Flow Interest paid		(70,078)		(87,699)
Cash Flow Obtention (payment) of collateral		0
Accrued Interest		77,363		83,075
Exchange rate difference		56,988		(24,083)
Changes in fair value		0		0
Other movements		17,736	[3]	(40,174)	[2]
Closing balance		1,256,166		1,151,023		1,499,051
Hedging liabilities [member]
Statement [Line Items]
Opening balance		201,918		108,004
Cash Flow Borrowings Obtained		0		0
Cash Flow Borrowings Paid		(1,784)		(6,748)
Cash Flow Commissions paid		0		0
Cash Flow Interest paid		(48,782)		(38,969)
Cash Flow Obtention (payment) of collateral		0
Accrued Interest		48,782		40,414
Exchange rate difference		0		0
Changes in fair value		(183,824)		99,217
Other movements		0		0	[2]
Closing balance		19,878		201,918		108,004
Bonds and promissory notes [member]
Statement [Line Items]
Opening balance		4,717,676		4,997,038
Cash Flow Borrowings Obtained		1,343,803		391,862
Cash Flow Borrowings Paid		(45,750)		(543,340)
Cash Flow Commissions paid		(64)		11,163	[1]
Cash Flow Interest paid		(210,690)		(206,200)
Cash Flow Obtention (payment) of collateral		0
Accrued Interest		224,724		197,941
Exchange rate difference		278,252		(135,388)
Changes in fair value		0		0
Other movements		(5,397)	[3]	4,600	[2]
Closing balance		6,302,554		4,717,676		4,997,038
Other financial liabilities [Member]
Statement [Line Items]
Opening balance		0
Cash Flow Borrowings Obtained		0
Cash Flow Borrowings Paid		0
Cash Flow Commissions paid		0
Cash Flow Interest paid		(1,429)
Cash Flow Obtention (payment) of collateral		69,160
Accrued Interest		1,429
Exchange rate difference		0
Changes in fair value		0
Other movements		0
Closing balance		69,160		0
Lease liabilities (IFRS 16) [member]
Statement [Line Items]
Opening balance		727,990		559,382
Cash Flow Borrowings Paid		(101,832)		(82,059)
Cash Flow Interest paid		(48,687)		(29,366)
Accrued Interest		48,687		29,490
Inflation adjustment		0		(51)
Exchange rate difference		72,527		(5,071)
Increase due to new leases liabilities		340,622		361,421
Other movements	[2]	(24,247)		(105,756)
Closing balance		$ 1,015,060		$ 727,990		$ 559,382

[1]	It includes commissions for bank borrowings.
[2]	In 2024, this line includes mainly the exchange difference on translation mainly from Brazilian companies.
[3]	This line includes mainly the exchange difference on translation mainly from Brazilian companies.